Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Sales tax liability	$ 28,688	$ 27,820	$ 16,079
Accrued interest	11,746	16,347	6,237
Accrued bonus	10,475	7,764	7,105
Accrued taxes	14,675	9,667	4,713
Accrued payroll	1,036	2,744	2,253
Accrued legal fee	1,823	1,906
Lease liabilities - current portion	0	3,090	0
Contingent consideration	3,673	3,673	3,673
Accrued accounts payable	16,629	14,080	6,144
Accrued insurance	109	2,231	2,354
Station construction accrual	12,361	0
Other	1,233	4,551
Other liabilities		6,457	4,557
Social security deferral		0	1,751
Total accrued liabilities	$ 102,448	$ 93,873	$ 54,866